FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value settled amounts (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments and Risks
Cash (paid) received	R$ (1,834,250)	R$ (135,449)
Operational Hedge
Financial Instruments and Risks
Cash (paid) received	(993,295)	(40,469)
Operational Hedge | Zero cost collar (U.S.$ x R$)
Financial Instruments and Risks
Cash (paid) received	(962,595)	(104,040)
Operational Hedge | NDF (R$ x US$)
Financial Instruments and Risks
Cash (paid) received	(30,700)	63,571
Commodity hedge
Financial Instruments and Risks
Cash (paid) received	(36,805)	3,804
Commodity hedge | Swap Bunker (oil)
Financial Instruments and Risks
Cash (paid) received	(36,805)	3,804
Debt hedge
Financial Instruments and Risks
Cash (paid) received	(804,150)	(98,784)
Debt hedge | Swap CDI x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	(369,601)	(68,362)
Debt hedge | Swap IPCA x CDI
Financial Instruments and Risks
Cash (paid) received	(441,056)	23,024
Debt hedge | Swap IPCA x U.S.$
Financial Instruments and Risks
Cash (paid) received	10,054
Debt hedge | Swap Pre-Fixed to U.S.$ (U.S.$)
Financial Instruments and Risks
Cash (paid) received	59,351	(26,358)
Debt hedge | Swap LIBOR x Fixed (U.S.$)
Financial Instruments and Risks
Cash (paid) received	R$ (62,898)	R$ (27,088)